Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	$ 214,557	$ 2,130,263
Less: allowance for credit losses	(20,962,160)	(12,161,634)
Accounts receivable, net	35,914,321	24,302,942
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	56,661,924	34,334,313
Less: allowance for credit losses	(20,917,657)	(12,160,121)	$ (4,358,037)
Accounts receivable, net	35,744,267	22,174,192
Related Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	214,557	2,130,263
Less: allowance for credit losses	(44,503)	(1,513)
Accounts receivable, net	$ 170,054	$ 2,128,750